Loss on Impairment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Asset Impairment Charges [Abstract]
Loss on Impairment
Note 11—Loss on Impairment
Asset Impairments
We evaluate our property and equipment for impairment whenever there are changes in facts that suggest that the value of the asset is not recoverable. During the period from February 6 through
September
 30, 2021 and the period from January 1 through February 5, 2021, no impairment was recognized on our fleet
.
In connection with the preparation of our financial statements for the first quarter of 2020, we conducted a review of our fleet to determine recoverability and recognized approximately $1.1 billion in impairment charges for four floaters, and $5.5 million of impairment charges related to certain capital spare equipment. For our impaired floaters, we estimated the fair value by applying the income valuation approach utilizing significant unobservable inputs, representative of a Level 3 fair value measurement. The review included an assessment of certain assumptions, including future marketability of each unit in light of the then-current market conditions and their current technical specifications. Assumptions used in our assessment included, but were not limited to, timing of future contract awards and expected operating dayrates, operating costs, utilization rates, discount rates, capital expenditures, reactivation costs, estimated economic useful lives and, in certain cases, our belief that a drilling unit is no longer marketable and is unlikely to return to service in the near to medium term.
While we have experienced favorable trends in 2021, the global economic turmoil that began in 2020 continues to evolve and its duration and ultimate disruption to our customers’ and our business cannot be estimated at this time. The worldwide supply of rigs still exceeds current demand from customers in both the floater and jackup markets. If we experience prolonged unfavorable changes to current market conditions, reactivation costs or dayrates or if we are unable to secure new or extended contracts for our active rigs at favorable rates, it is reasonably possible that the estimate of undiscounted cash flows may change in the near term, resulting in the need to write down the affected assets to their corresponding estimated fair values.

Note 6—Loss on Impairment
Asset Impairments
As discussed in “Note 1—Organization and Significant Accounting Policies,” during the first quarter of 2020, the pandemic and OPEC+ production level disagreements resulted in an unprecedented steep decline in the demand for oil and a substantial surplus of oil. We considered these events to be an impairment indicator and based on our assumptions and analysis, we impaired the carrying value of four floaters. For our impaired units, the carrying values were written down to scrap value and subsequently sold in late 2020.
During the fourth quarter of 2020, the combination of the growing commitments by many of our customers to a transition to cleaner energy options, and the prolonged impacts of the pandemic, the continued oversupply of offshore drilling units placed further downward pressure on global oil demand and on our industry, potentially lengthening what was already expected to be a slow recovery. We considered these events to be an impairment indicator and based on our assumptions and analysis, we impaired the carrying value of three floaters and nine jackups. We estimated the fair values of these units using a weighting between an income valuation approach and a market approach, utilizing significant unobservable inputs, representative of a Level 3 fair value measurement. Assumptions used in our assessment included, but were not limited to, future marketability of each unit in light of the current market conditions and its current technical specifications, timing of future contract awards and expected operating dayrates, operating costs, utilization rates, discount rates, capital expenditures, market values, weighting of market values, reactivation costs, estimated economic useful lives and, in certain cases, our belief that a drilling unit is no longer marketable and is unlikely to return to service in the near to medium term.
During the quarters ended March 31, 2020 and December 31, 2020, we recognized non-cash
losses on impairment of $1.1 billion and $2.8 billion, respectively, related to certain rigs and related capital spares. If we experience prolonged unfavorable changes to current market conditions, reactivation costs or dayrates or if we are unable to secure new or extended contracts for our rigs, it is reasonably possible that the estimate of undiscounted cash flows may change in the near term, resulting in the need to write down the affected assets to their corresponding estimated fair values. The impact of the current global economic turmoil on our customers’ and our business continues to be uncertain. During the year ended December 31, 2020, we recognized approximately $3.9 billion in impairment charges for seven floaters and nine jackups, and $24.0 million of
impairment charges related to certain capital spare equipment.
Based upon our impairment analysis, we impaired the carrying values to their corresponding estimated fair values for two floaters
,
and certain capital spare equipment, which resulted in an impairment charge of approximately $615.3 million for the year ended December 31, 2019. During the year ended December 31, 2019, we recognized a $595.5 million impairment on the
Noble Bully II
, of which $265.0 million was attributable to our joint venture partner at the time of impairment. See “Note 3—Consolidated Joint Ventures” for additional information. For our impaired units, we estimated the fair value of these units by applying the income valuation approach utilizing significant unobservable inputs, representative of a Level 3 fair value measurement. If we experience unfavorable changes to current market conditions, reactivation costs or dayrates, or we are unable to return cold stacked rigs to service in the anticipated time frame or if we are unable to secure new or extended contracts for our active rigs, it is reasonably possible that the estimate of undiscounted cash flows may change in the near term, resulting in the need to write down the affected assets to their corresponding estimated fair values.
Based upon our impairment analysis, we impaired the carrying values to their corresponding estimated fair values for three floaters
and two jackups
,
and certain capital spare equipment. During the year ended December 31, 2018, impairment charges related to these units and certain capital spare equipment were approximately $802.1 million. For our impaired units, we estimated the fair values of these units by applying the income valuation approach utilizing significant unobservable inputs, representative of a Level 3 fair value measurement. During the year ended December 31, 2018, we recognized a $550.3 million impairment on the
Noble Bully I,
of which $250.3 million was attributable to our joint venture partner at the time of impairment. See “Note 3—Consolidated Joint Ventures” for additional information.